Label	Element	Value
Calamos Hedged Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Calamos Investment Trust

Supplement dated September 17, 2021 to the

CALAMOS® FAMILY OF FUNDS Prospectus

dated March 1, 2021, as amended April 1, 2021, April 30, 2021, May 4, 2021 and June 30, 2021

Effective August 24, 2021, the Bloomberg Barclays fixed income benchmark indices are rebranded as the “Bloomberg Fixed Income Indices”, with the removal of the Barclays name.

Risk/Return [Heading]	rr_RiskReturnHeading	Calamos Hedged Equity Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective August 24, 2021, on page 13 of the Prospectus, in the Average Annual Total Returns table for the Calamos Hedged Equity Fund and in the first paragraph immediately following such table, the Bloomberg Barclays U.S. Aggregate Bond Index is renamed the Bloomberg U.S. Aggregate Bond Index.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective August 24, 2021, on page 13 of the Prospectus, in the Average Annual Total Returns table for the Calamos Hedged Equity Fund and in the first paragraph immediately following such table, the Bloomberg Barclays U.S. Aggregate Bond Index is renamed the Bloomberg U.S. Aggregate Bond Index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this Supplement for future reference.